Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments
Book amount - beginning of the year	€ 6,749	€ 9,035
Additions and subscriptions	662	275
Divestments and reimbursements	(385)	(4)
Share of profit of equity-accounted investments	202	38
Share of loss of equity-accounted investments	(1,294)	(1,733)
Deduction for dividends	(627)	(314)
Change in the scope of consolidation	360	34
Currency translation differences	381	(603)
Other changes	(161)	21
Book amount - end of the year	5,887	6,749
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	80	86
Additions and subscriptions	1	2
Divestments and reimbursements	(21)
Share of profit of equity-accounted investments	6	3
Share of loss of equity-accounted investments	(3)	(2)
Deduction for dividends	(25)	(5)
Change in the scope of consolidation	5	3
Currency translation differences	2	(4)
Other changes	(1)	(3)
Book amount - end of the year	44	80
Joint ventures
Investments
Book amount - beginning of the year	2,832	4,592
Additions and subscriptions	558	75
Divestments and reimbursements	(231)	(3)
Share of profit of equity-accounted investments	31	21
Share of loss of equity-accounted investments	(910)	(1,399)
Deduction for dividends	(586)	(296)
Change in the scope of consolidation	355	30
Currency translation differences	83	(254)
Other changes	(75)	66
Book amount - end of the year	2,057	2,832
Associates
Investments
Book amount - beginning of the year	3,837	4,357
Additions and subscriptions	103	198
Divestments and reimbursements	(133)	(1)
Share of profit of equity-accounted investments	165	14
Share of loss of equity-accounted investments	(381)	(332)
Deduction for dividends	(16)	(13)
Change in the scope of consolidation		1
Currency translation differences	296	(345)
Other changes	(85)	(42)
Book amount - end of the year	€ 3,786	€ 3,837